Share-based compensation plans and shares held in trust	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Share-Based Compensation Plans and Shares Held in Trust	Share-based compensation plans and shares held in trust

Share-based compensation expense

	$ million
	2024	2023	2022
Equity-settled [A]	732	700	807
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
The principal share-based employee compensation plans are the PSP and LTIP. Awards of shares and American Depositary Shares (ADS) of the Company under the PSP and LTIP are granted upon certain conditions to eligible employees. The actual number of shares that may vest ranges from 0% to 200% of the awards, depending on the outcomes of prescribed performance conditions over a three-year period beginning on January 1 of the award year.

Share awards

	Number of ordinary shares (million)	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2024	58	10	0.9
Granted	20	3
Vested	(26)	(4)
Forfeited	(3)	—
At December 31, 2024	49	9	0.9
At January 1, 2023	58	10	1.1
Granted	19	3
Vested	(17)	(3)
Forfeited	(2)	—
At December 31, 2023	58	10	0.9
28. Share-based compensation plans and shares held in trust continued
Other plans offer eligible employees opportunities to acquire shares and ADSs of the Company or receive cash benefits measured by reference to the Company's share price.
Shell employee share ownership trusts and trust-like entities purchase the Company's shares in the open market to meet delivery commitments under employee share plans. At December 31, 2024, they held a total of 22.6 million ordinary shares (2023: 24.2 million) and 4.1 million ADS (2023: 6.8 million).